Commitments and contingencies and other legal matters	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies and other legal matters

Note 15 - Commitments and contingencies and other legal matters

The Company is subject to certain contingent liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues liabilities when it considers probable that future costs will be incurred and such costs can be reasonably estimated. Expected legal costs related to claims are accrued when the legal service is provided. Proceeding-related liabilities are based on developments to date and historical information related to actions claimed against the Company.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 15 - Commitments and contingencies and other legal matters (continued)

In the year ended December 31, 2024, the Company had the following ongoing matters in the UK:

1.	The Company had previously recorded GBP450,000 ($562,000) as at December 31, 2023, to other current liabilities for its estimated liability involving a commercial dispute regarding the amounts due under a purported loan agreement dated May 2014. The Company has reduced the liability estimated as of December 31, 2024, to GBP350,000 ($437,500) as negotiations to resolve the dispute had advanced through the course of the year. At this time, the estimate of the Company’s liability remains at GBP350,000 ($437,500).

2.	In the year ended December 31, 2024, the Company recorded GBP12,500 ($15,625) to other current liabilities for its estimated liability involving an commercial related matter with a former contractor. At this time, the Company’s estimate of the range of loss remains at GBP12,500 ($15,625).

3.	In the year ended December 31, 2024, the Company recorded GBP20,000 ($25,000) to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025, At this time, the Company’s estimate of loss remains at GBP20,000 ($25,000).

In the year ended December 31, 2024, the Company had the following ongoing matters in South Africa:

4.	In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 240,000 ($12,698), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025 as negotiations to resolve the claim are ongoing. At this time, the Company’s estimate of loss remains at ZAR 240,000 ($12,698).

5.	In the year ended December 31, 2024, the Company recorded South African Rand (“ZAR”) ZAR 150,000 ($7,936), to other current liabilities for its estimated liability involving an employment related matter with a former employee. The Company believes it is reasonably possible the liability estimate could change in 2025 as negotiations to resolve the claim are ongoing. At this time, the Company’s estimate for loss remains at ZAR 150,000 ($7,936).